Significant Accounting Policies Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Beginning balance	$ 5,234	$ 5,239
Goodwill, acquired		21
Exchange rate fluctuations	(37)	(26)
Ending balance	5,197	5,234
QVC-U.S.
Goodwill [Roll Forward]
Beginning balance	4,190	4,169
Goodwill, acquired		21
Exchange rate fluctuations	0	0
Ending balance	4,190	4,190
QVC-Japan
Goodwill [Roll Forward]
Beginning balance	349	393
Goodwill, acquired		0
Exchange rate fluctuations	(61)	(44)
Ending balance	288	349
QVC-Germany
Goodwill [Roll Forward]
Beginning balance	334	328
Goodwill, acquired		0
Exchange rate fluctuations	14	6
Ending balance	348	334
QVC-U.K.
Goodwill [Roll Forward]
Beginning balance	212	203
Goodwill, acquired		0
Exchange rate fluctuations	4	9
Ending balance	216	212
QVC-Italy
Goodwill [Roll Forward]
Beginning balance	149	146
Goodwill, acquired		0
Exchange rate fluctuations	6	3
Ending balance	$ 155	$ 149